As filed with the Securities and Exchange Commission on November 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedules of Investments.

Mar Vista Strategic Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp.	14,471	$783,460
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	579	484,802
Media - 0.0%
Liberty Global PLC LiLAC (a)(d)	1	26
Specialty Retail - 3.8%
O'Reilly Automotive, Inc. (a)	1,577	441,734
TJX Companies, Inc.	8,608	643,706
		1,085,440
Textiles, Apparel & Luxury Goods - 1.4%
Nike, Inc.	7,187	378,396
TOTAL CONSUMER DISCRETIONARY (Cost $2,276,914)		2,732,124

CONSUMER STAPLES - 10.5%
Beverages - 4.0%
PepsiCo, Inc.	10,379	1,128,924
Food Products - 3.1%
Mondelez International, Inc.	20,048	880,107
Personal Products - 3.4%
Unilever NV - ADR (d)	20,732	955,745
TOTAL CONSUMER STAPLES (Cost $2,427,465)		2,964,776

ENERGY - 5.8%
Energy Equipment & Services - 5.8%
Core Laboratories NV (d)	6,871	771,819
Schlumberger Ltd. (d)	11,162	877,780
TOTAL ENERGY (Cost $1,600,857)		1,649,599

FINANCIALS - 11.5%
Banks - 2.3%
U.S. Bancorp (c)	15,014	643,951
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. (a)	10,392	1,501,332
Insurance - 3.9%
Markel Corp. (a)	1,201	1,115,453
TOTAL FINANCIALS (Cost $2,581,461)		3,260,736

HEALTH CARE - 10.5%
Life Sciences Tools & Services - 3.3%
Mettler-Toledo International, Inc. (a)	2,233	937,480
Pharmaceuticals - 7.2%
Allergan PLC (a)(d)	5,338	1,229,335
Johnson & Johnson	6,868	811,317
		2,040,652
TOTAL HEALTH CARE (Cost $2,760,803)		2,978,132

INDUSTRIALS - 14.1%
Aerospace & Defense - 6.2%
B/E Aerospace, Inc.	10,750	555,345
TransDigm Group, Inc. (a)	4,187	1,210,545
		1,765,890

Electrical Equipment - 1.6%
Sensata Technologies Holding NV (a)(d)	11,679	452,912
Industrial Conglomerates - 3.9%
Honeywell International, Inc.	9,437	1,100,260
Road & Rail - 2.4%
Kansas City Southern	7,259	677,410
TOTAL INDUSTRIALS (Cost $3,183,798)		3,996,472

INFORMATION TECHNOLOGY - 18.0%
Internet Software & Services - 3.6%
Alphabet, Inc. (a)	1,303	1,012,809
IT Services - 2.2%
Visa, Inc.	7,523	622,152
Software - 8.8%
Adobe Systems, Inc. (a)	6,251	678,483
Intuit, Inc.	7,493	824,305
Oracle Corp.	25,107	986,203
		2,488,991
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	8,572	969,065
TOTAL INFORMATION TECHNOLOGY (Cost $3,794,733)		5,093,017

MATERIALS - 4.7%
Chemicals - 4.7%
Ecolab, Inc.	7,145	869,690
Praxair, Inc.	3,758	454,079
TOTAL MATERIALS (Cost $1,169,072)		1,323,769

REAL ESTATE - 5.7%
Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	14,186	1,607,699
TOTAL REAL ESTATE (Cost $1,192,617)		1,607,699
TOTAL COMMON STOCKS (Cost $20,987,720)		25,606,324

SHORT-TERM INVESTMENTS - 9.5%
MONEY MARKET FUNDS - 9.5%
First American Treasury Obligations Fund - Class Z, 0.22% (b)	2,677,886	2,677,886
SHORT-TERM INVESTMENTS (Cost $2,677,886)		2,677,886
TOTAL INVESTMENTS (Cost $23,665,606) - 100.0%		28,284,210
Other Assets in Excess of Liabilities - 0.0%		2,797
TOTAL NET ASSETS - 100.00%		$28,287,007

Percentages are stated as a percent of net assets.

ADR - American Depositary Reciept
PLC - Public Limited Company
LiLAC - Liberty Latin America and Caribbean Group

(a) Non-income producing security.
(b) The rate shown represents the 7-day yield as of September 30, 2016.
(c)	Investment in an affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of
U.S. Bancorp. Details of transactions with this affiliated company for the period ended September 30, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$613,931
Purchase Cost	-
Sales Cost	-
Ending Cost	$613,931

Dividend Income	$4,204
Shares	15,014
Market Value	$643,951

(d) U.S. traded security of a foreign issuer or corporation.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Mar Vista Investment Partners LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at September 30, 2016 (Unaudited) was as follows:

		Mar Vista
		Strategic Growth
		Fund*
	Cost of investments	$23,665,606
	Gross unrealized appreciation	5,152,761
	Gross unrealized depreciation	(534,157)
	Net unrealized appreciation	$4,618,604

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at September 30, 2016 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share and will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,732,124	$-	$-	$2,732,124
Consumer Staples	2,964,776	-	-	2,964,776
Energy	1,649,599	-	-	1,649,599
Financials	3,260,736	-	-	3,260,736
Health Care	2,978,132	-	-	2,978,132
Industrials	3,996,472	-	-	3,996,472
Information Technology	5,093,017	-	-	5,093,017
Materials	1,323,769	-	-	1,323,769
Real Estate	1,607,699	-	-	1,607,699
Total Common Stocks	25,606,324	-	-	25,606,324
Short-Term Investments	2,677,886	-	-	2,677,886
Total Investments in Securities	$28,284,210	$-	$-	$28,284,210

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers beween levels. There were no level 3 securities held in the Fund on September 30, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/  Douglas J. Neilson
   Douglas J. Neilson, President

Date  11/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas J. Neilson
                                                  Douglas J. Neilson, President

Date 11/15/2016

By (Signature and Title)*/s/ Matthew J McVoy
                                                  Matthew J. McVoy, Treasurer

Date 11/15/2016

* Print the name and title of each signing officer under his or her signature.